Supplement to the
Strategic Advisers® International Fund
April 29, 2015
Prospectus

Kevin Durkin no longer serves as a portfolio manager of Causeway Capital Management LLC's portion of the fund's assets. As a result, all references to Kevin Durkin in the prospectus are deleted.

The following information supplements the similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Stephanie Braming (portfolio manager) has co-managed William Blair's portion of the fund's assets since 2015.

The following information supplements the biographical information found in the "Fund Management" section for William Blair beginning on page 22.

Stephanie Braming, Partner, CFA is co-portfolio manager of William Blair's portion of the fund's assets, which she has managed since 2015. Since joining the firm in 2004, she has been instrumental in product design, portfolio construction, and investment process enhancements.  Stephanie has also been a portfolio manager on two strategies and served in a leadership role in our quantitative research development.

SIT-15-03  August 31, 2015
1.923440.108

Supplement to the
Strategic Advisers® International Multi-Manager Fund
April 29, 2015
Prospectus

Kevin Durkin no longer serves as a portfolio manager of Causeway Capital Management LLC's portion of the fund's assets. As a result, all references to Kevin Durkin in the prospectus are deleted.

The following information supplements the similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Stephanie Braming (portfolio manager) has co-managed William Blair's portion of the fund's assets since 2015.

The following information supplements the biographical information found in the "Fund Management" section for William Blair on page 32.

Stephanie Braming, Partner, CFA is co-portfolio manager of William Blair's portion of the fund's assets, which she has managed since 2015. Since joining the firm in 2004, she has been instrumental in product design, portfolio construction, and investment process enhancements.  Stephanie has also been a portfolio manager on two strategies and served in a leadership role in our quantitative research development.

STG-15-03  August 31, 2015
1.954793.111

Supplement to the

Strategic Advisers® International Fund (FILFX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2015

As Revised May 27, 2015

Kevin Durkin no longer serves as a portfolio manager of Causeway Capital Management LLC's portion of the fund's assets. All references to Kevin Durkin in the SAI are deleted.

SITB-15-01  August 31, 2015
1.919464.105

Supplement to the

Strategic Advisers® International Multi-Manager Fund (FMJDX)

A Class of shares of Strategic Advisers International Multi-Manager Fund

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2015

As Revised May 27, 2015

Kevin Durkin no longer serves as a portfolio manager of Causeway Capital Management LLC's portion of the fund's assets. All references to Kevin Durkin in the SAI are deleted.

STGB-15-01  August 31, 2015
1.954794.104